Compensatory Equity Incentive Plan and Other Equity Incentives (Tables)	12 Months Ended
Jun. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share based compensation award plans

These plans are summarized below:

Equity Compensation Arrangement	Award Shares Authorized	Award Shares Outstanding at June 30, 2016	Available for Issuance at June 30, 2016
Amended and Restated Omnibus Incentive Plan	3,915,625	2,131,055	1,139,429
Employee Stock Purchase Plan	400,000	—	390,094

	4,315,625	2,131,055	1,529,523

Schedule of stock options fair value assumptions

For stock options and restricted stock units (“RSUs”) granted in the years ended June 30, 2016 and 2015, the Company estimated the fair value of each stock award as of the date of grant using the following assumptions:

	Year ended June 30, 2016	Year ended June 30, 2015
Expected volatility	68% - 103%	103% - 104%
Weighted average expected volatility	68% - 103%	103% - 104%
Dividend yields	0%	0%
Risk-free interest rate	0.37% - 1.49%	1.64% - 1.77%
Expected term, in years	4.29 - 7.50	7.49

Schedule of share based compensation awards activity

A summary of the activity for share-based payment awards in the years ended June 30, 2016 and 2015 is presented below:

	Stock Options			Restricted Stock Units (RSUs)
	Shares	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contract Life (YRS)	Shares	Weighted Average Remaining Contract Life (YRS)
June 30, 2014	654,158	$2.25	5.5	856,300	0.9

Granted	103,000	$1.35	9.4	219,000	2.3
Exercised	—	—	—	—	—
Cancelled/Forfeited	(34,675)	$3.06	2.9	—	—
June 30, 2015	722,483	$2.08	5.3	1,075,300	0.9

Granted	155,592	$1.49	9.4	236,495	2.3
Exercised	(6,077)	$1.07	3.7	—	—
Cancelled/Forfeited	(52,738)	$3.26	—	—	—
June 30, 2016	819,260	$1.90	5.6	1,311,795	0.9

Awards exercisable/vested as of
June 30, 2016	637,010	$2.06	4.8	870,196	—

Awards unexercisable/unvested as of
June 30, 2016	182,250	$1.35	8.2	441,599	0.9
	819,260			1,311,795

Schedule of share based compensation future cost to be recognized

The cost expected to be recognized as follows:

	Stock Options	Restricted Stock Share/ Units	Total

Year ended June 30, 2017	42,434	237,187	279,621

Year ended June 30, 2018	28,667	141,580	170,247

Year ended June 30, 2019	12,929	29,153	42,082

Year ended June 30, 2020	2,605	—	2,605
	$86,635	$407,920	$494,555

Summary of the number and weighted average grant date fair values regarding our unexercisable/unvested awards

The following table is a summary of the number and weighted average grant date fair values regarding our unexercisable/unvested awards as of June 30, 2016 and 2015 and changes during the two years then ended:

Unexercisable/unvested awards	Stock Options Shares	RSU Shares	Total Shares	Weighted- Average Grant Date Fair Values (per share)
June 30, 2014	193,000	354,303	547,303	$1.18
Granted	103,000	219,000	322,000	$1.30
Vested	(71,500)	(169,433)	(240,933)	$1.28
Cancelled/Forfeited	—	—	—	—
June 30, 2015	224,500	403,870	628,370	$1.10
Granted	155,592	236,495	392,087	$1.39
Vested	(197,842)	(198,766)	(396,608)	$1.21
Cancelled/Forfeited	—	—	—	—
June 30, 2016	182,250	441,599	623,849	$1.35

Schedule of financial statement effect related to share based compensation

The following table shows total stock-based compensation expense for the years ended June 30, 2016 and 2015 included in the Consolidated Statement of Comprehensive Income (Loss):

	Year ended June 30, 2016	Year ended June 30, 2015

Stock options	$49,293	$53,584
RSU	299,442	231,367
Total	$348,735	$284,951

The amounts above were included in:
Selling, general & administrative	$347,206	$283,962
Cost of sales	316	158
New product development	1,213	831
	$348,735	$284,951